Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.96%	[2]
MSCI ACWI Information Technology Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			26.37%	17.13%	20.88%	[2]
A
Prospectus [Line Items]
Average Annual Return, Percent			10.10%	11.99%	18.15%
Performance Inception Date		Jun. 19, 2018
C
Prospectus [Line Items]
Average Annual Return, Percent			14.69%	12.43%	18.16%
Performance Inception Date		Jun. 19, 2018
Z
Prospectus [Line Items]
Average Annual Return, Percent			16.81%	13.55%	19.35%
Performance Inception Date		Jun. 19, 2018
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.37%	12.56%	18.47%
Performance Inception Date		Jun. 19, 2018
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.97%	10.68%	16.09%
Performance Inception Date		Jun. 19, 2018
R6
Prospectus [Line Items]
Average Annual Return, Percent			16.88%	13.61%	19.41%
Performance Inception Date		Jun. 19, 2018

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.